Consolidated Statements of Cash Flows (Parenthetical) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of cash flows [abstract]
Capital expenditure incurred but not paid	¥ 63,817	¥ 64,480	¥ 74,816
Additions of lease liabilities	¥ 16,870	¥ 13,219	¥ 0